Tax - Summary of Tax on (Loss)/Profit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax [line items]
Current tax	$ 143	$ 34	$ 159
Origination and reversal of temporary differences	(21)	(35)	11
Changes in tax rates and tax laws	(25)	(8)	2
Adjustments to estimated recoverable deferred tax assets	2	(14)	(2)
Reduction in deferred tax expense by previously unrecognised deferred tax assets	0	(1)
Adjustments in respect of prior periods	(3)	4	(14)
Deferred tax	(47)	(54)	(3)
Income tax charge/(credit) for the year	96	(20)	156
Profit before exceptional items	125	32	176
Tax on exceptional items (note 6)	(29)	(52)	(20)
Exceptional items [member]
Income tax [line items]
Current tax	(2)	14	4
Deferred tax	5	38	16
Income tax charge/(credit) for the year	3	52	20
Tax on exceptional items (note 6)	(3)	(52)	(20)
Exceptional tax (note 6)	(26)
United Kingdom [member]
Income tax [line items]
Current period	1		5
Adjustments in respect of prior periods	0	(2)	13
Current tax	1	(2)	18
Foreign tax [member]
Income tax [line items]
Current period	138	43	154
Benefit of tax reliefs on which no deferred tax previously recognised	0	(2)	(2)
Adjustments in respect of prior periods	4	(5)	(11)
Current tax	$ 142	$ 36	$ 141